Note 27 - Provisions (Tables)	12 Months Ended
Dec. 31, 2020
Statement Line Items [Line Items]
Disclosure of other provisions [text block]
	Balance as of December 31, 2018	Effect of changes in foreign exchange rates	Additions	Provisions used	Provisions reversed	Other movements (i)	Balance as of December 31, 2019

Provision for disputes and litigations
Taxes on sales	137.8	-	195.6	(113.0)	(38.1)	-	182.3
Income tax	169.3	1.2	181.8	(1.9)	(98.8)	(251.6)	-
Labor	118.2	(4.4)	193.1	(148.8)	(38.0)	-	120.1
Civil	54.9	(2.8)	66.0	(52.6)	(1.5)	-	64.0
Other taxes	110.2	(18.5)	49.1	(10.1)	(24.8)	-	105.9
Total provision for disputes and litigations	590.4	(24.5)	685.6	(326.4)	(201.2)	(251.6)	472.3

Restructuring	8.8	0.8	-	(0.9)	-	-	8.7

Total provisions	599.2	(23.7)	685.6	(327.3)	(201.2)	(251.6)	481.0
	Balance as of December 31, 2019	Effect of changes in foreign exchange rates	Additions	Provisions used	Provisions reversed	Balance as of December 31, 2020

Provision for disputes and litigations
Taxes on sales	182.3	0.2	49.3	(17.2)	(30.5)	184.1
Labor	120.1	(0.1)	174.0	(142.2)	(21.9)	129.9
Civil	64.0	(0.8)	167.3	(132.2)	(11.5)	86.8
Other taxes	105.9	1.0	58.2	(8.0)	(0.4)	156.7
Total provision for disputes and litigations	472.3	0.3	448.8	(299.6)	(64.3)	557.5

Restructuring	8.7	2.9	7.1	-	(4.2)	14.5

Total provisions	481.0	3.2	455.9	(299.6)	(68.5)	572.0

Disclosure of the disbursement expectative of the provisions [text block]
	2020
	Current	Non-current
Provision for disputes and litigations
Taxes on sales	42.6	141.5
Labor	28.2	101.7
Civil	24.0	62.8
Other taxes	19.0	137.7
Total provision for disputes and litigations	113.8	443.7

Restructuring	11.1	3.4

Total provisions	124.9	447.1